Annual Fund Operating Expenses - (Allspring Managed Account CoreBuilder Shares Series EPI) - Allspring Managed Account CoreBuilder Shares Series EPI - CoreBuilder Shares Series EPI	Mar. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.45%
Expenses (as a percentage of Assets)	3.45%
Fee Waiver or Reimbursement	(3.45%)
Net Expenses (as a percentage of Assets)	0.00%